Share Capital	12 Months Ended
Mar. 31, 2025
Share Capital [Abstract]
Share capital

15. Share capital

a) Authorized

The Company is authorized to issue an unlimited number of Common Shares, each without par value.

b) Issued and outstanding

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1.

On May 5, 2025, the Company consolidated its common shares and warrants on the basis of 7.97:1. All common shares and value per share amounts have been updated to reflect the share consolidations.

As at March 31, 2025, there were 568,021 (March 31, 2024 – 22,402) issued and outstanding Common Shares.

	2025
Common shares	Number	Amount ($)
Opening balance April 1, 2024	22,402	46,125,397
Shares issued on conversion of convertible note	38,156	4,617,286
Shares issued on conversion of convertible note warrants	22,876	639,954
Shares issued for ELOC	218,900	6,692,495
Commitment shares ELOC	3,392	187,500
Share issuance costs for ELOC	-	(469,600)
Warrant exchange	1,104	192,060
Shares issued to third party advisors	586	241,379
Shares issued on conversion of PGI promissory notes	47,265	988,569
Shares issued on conversion of NCAC promissory notes	52,275	1,096,358
Shares issued for PsyLabs share exchange	35,594	722,033
Shares issued for PIPE financing	47,679	313,628
Share issuance costs for PIPE financing	-	(40,449)
Shares issued for PIPE pre-funded warrants exercised	77,792	511,690
Shares issuance costs for PIPE pre-funded warrants exercised	-	(65,995)
Balance as at March 31, 2025	568,021	61,752,305

On January 25, 2024, because of the completion of the RTO Transaction, the Company issued 8,365 Common Shares to PGI, 13,040 to the previous shareholders of NCAC and 997 to third party advisors (see Note 5).

Payments to advisors of NCAC was settled in the Company’s shares upon RTO Transaction at the closing price. Accounts payable of $2,136,340 acquired from NCAC as part of the RTO Transaction was settled through the issuance of 746 shares at a fair value of $2,863.22 per share on January 25, 2024.

An amount of $1,000,000 owing by the Company for services provided in relation to the RTO Transaction was settled through the issuance of 251 common shares at a fair value of $2,863.22. A gain on settlement of $281,500 was included in the consolidated statements of net loss and comprehensive loss relating to this advisor settlement.

The opening balance of equity is the net parent investment which represents the net financings that the Company received from PGI to fund its operations through contributions to the clinical trials, cash extended to the Company’s subsidiaries and the net effect of cost allocations from transactions with PGI, all of which did not require repayments.

c) Income/(Loss) per share

The calculation of basic and diluted income/(loss) per share is based on the income/(loss) for the year divided by the weighted average number of shares in circulation during the year. In calculating the diluted loss per share, potentially dilutive shares such as options, convertible debt and warrants have not been included as they would have the effect of decreasing the loss per share, and they would therefore be anti-dilutive.

d) Warrant Reserve

As at March 31, 2025, there were 261,188 (March 31, 2024 – nil) issued and outstanding Warrants.

	2025
Warrants	Number	Amount ($)
Opening balance April 1, 2024	-	-
Warrants issued for convertible note Addendum	837	42,528
Warrants issued for convertible note Termination Agreement	22,876	639,954
Convertible note Termination Agreement warrants exercised	(22,876)	(639,954)
PIPE financing warrant issuance	328,734	1,686,372
PIPE financing warrant issuance costs	9,409	137,778
Issuance costs for PIPE financing warrants	-	(355,278)
PIPE pre-funded warrants exercised	(77,792)	(511,690)
Issuance costs for PIPE pre-funded warrants exercised	-	65,995
Balance as at March 31, 2025	261,188	1,065,705

The following warrants were outstanding and exercisable at March 31, 2025:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$298.88	837	837
December 24, 2024	December 24, 2029	$15.94	125,471	125,471
December 24, 2024	December 24, 2026	$15.94	125,471	125,471
December 24, 2024	December 24, 2029	$19.93	9,409	9,409